REGULATORY MATTERS (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
REGULATORY MATTERS [Abstract]
Undivided profits		$ 100,100
Tier 1 capital to average assets [Abstract]
Capital conservation buffer		0.0250	0.0250
Components of regulatory capital [Abstract]
Total shareholders' equity		$ 398,484	$ 389,522	$ 350,169	$ 338,994
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes		501	10,024
Subordinated debt		$ 39,357	39,281
Period of transition method for regulatory purposes		3 years
Consolidated [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital	[1]	$ 488,495	$ 455,072
Actual, Ratio	[1]	0.1453	0.1595
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 268,991	$ 228,214
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0800	0.0800
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 406,645	$ 379,395
Actual, Ratio	[1]	0.1209	0.1330
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 201,743	$ 171,161
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0600	0.0600
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 368,277	$ 341,095
Actual, Ratio	[1]	0.1095	0.1196
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 151,307	$ 128,370
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0450	0.0450
Tier 1 capital to average assets [Abstract]
Tier 1 capital	[1]	$ 406,645	$ 379,395
Actual, Ratio	[1]	0.0879	0.0915
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 185,034	$ 165,825
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0400	0.0400
Components of regulatory capital [Abstract]
Total shareholders' equity		$ 398,484	$ 389,522
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes		(6,298)	(15,821)
Goodwill and other intangibles		(31,636)	(32,606)
CECL	[2]	7,727	0
Common equity tier 1 capital	[1]	368,277	341,095
Qualifying trust preferred securities		38,368	38,300
Tier 1 capital	[1]	406,645	379,395
Subordinated debt		40,000	40,000
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	[3]	41,850	35,677
Total risk-based capital	[1]	488,495	455,072
Independent Bank [Member]
Total capital to risk-weighted assets [Abstract]
Total risk-based capital	[1]	$ 438,352	$ 401,005
Actual, Ratio	[1]	0.1305	0.1406
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 268,808	$ 228,111
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0800	0.0800
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 336,011	$ 285,139
Minimum for Well-Capitalized Institutions, Ratio	[1]	0.1000	0.1000
Tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 396,351	$ 365,343
Actual, Ratio	[1]	0.1180	0.1281
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 201,606	$ 171,083
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0600	0.0600
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 268,808	$ 228,111
Minimum for Well-Capitalized Institutions, Ratio	[1]	0.0800	0.0800
Common equity tier 1 capital to risk-weighted assets [Abstract]
Actual, Amount	[1]	$ 396,351	$ 365,343
Actual, Ratio	[1]	0.1180	0.1281
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 151,205	$ 128,312
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0450	0.0450
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 218,407	$ 185,340
Minimum for Well-Capitalized Institutions, Ratio	[1]	0.0650	0.0650
Tier 1 capital to average assets [Abstract]
Tier 1 capital	[1]	$ 396,351	$ 365,343
Actual, Ratio	[1]	0.0857	0.0881
Minimum for Adequately Capitalized Institutions, Amount	[1]	$ 185,077	$ 165,828
Minimum for Adequately Capitalized Institutions, Ratio	[1]	0.0400	0.0400
Minimum for Well-Capitalized Institutions, Amount	[1]	$ 231,347	$ 207,285
Minimum for Well-Capitalized Institutions, Ratio	[1]	0.0500	0.0500
Components of regulatory capital [Abstract]
Total shareholders' equity		$ 426,558	$ 413,770
Add (deduct) [Abstract]
Accumulated other comprehensive loss for regulatory purposes		(6,298)	(15,821)
Goodwill and other intangibles		(31,636)	(32,606)
CECL	[2]	7,727	0
Common equity tier 1 capital	[1]	396,351	365,343
Qualifying trust preferred securities		0	0
Tier 1 capital	[1]	396,351	365,343
Subordinated debt		0	0
Allowance for credit losses and allowance for unfunded lending commitments limited to 1.25% of total risk-weighted assets	[3]	42,001	35,662
Total risk-based capital	[1]	$ 438,352	$ 401,005

[1]	These ratios do not reflect a capital conservation buffer of 2.50% at December 31, 2021 and 2020.
[2]	We elected the three year CECL transition method for regulatory purposes.
[3]	Beginning January 1, 2021, calculation of allowances are based on CECL methodology. Prior to January 1, 2021, calculation was based on the probable incurred loss methodology.